Commissions and fees (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commissions and fees
Commissions and fees	SFr 13,165	SFr 11,853	SFr 11,158
Lending business
Commissions and fees
Commissions and fees	1,877	1,631	1,687
Investment and portfolio management
Commissions and fees
Commissions and fees	3,497	3,187	3,438
Other securities business
Commissions and fees
Commissions and fees	56	66	63
Fiduciary business
Commissions and fees
Commissions and fees	3,553	3,253	3,501
Underwriting
Commissions and fees
Commissions and fees	2,493	2,255	1,564
Brokerage
Commissions and fees
Commissions and fees	3,069	3,244	2,893
Underwriting and brokerage
Commissions and fees
Commissions and fees	5,562	5,499	4,457
Other services
Commissions and fees
Commissions and fees	2,173	1,470	1,513
Bank
Commissions and fees
Commissions and fees	13,180	11,850	11,071
Bank | Lending business
Commissions and fees
Commissions and fees	1,870	1,612	1,663
Bank | Investment and portfolio management
Commissions and fees
Commissions and fees	3,401	3,087	3,295
Bank | Other securities business
Commissions and fees
Commissions and fees	59	73	89
Bank | Fiduciary business
Commissions and fees
Commissions and fees	3,460	3,160	3,384
Bank | Underwriting
Commissions and fees
Commissions and fees	2,560	2,348	1,602
Bank | Brokerage
Commissions and fees
Commissions and fees	3,088	3,246	2,900
Bank | Underwriting and brokerage
Commissions and fees
Commissions and fees	5,648	5,594	4,502
Bank | Other services
Commissions and fees
Commissions and fees	SFr 2,202	SFr 1,484	SFr 1,522